Income Tax Matters - Temporary Differences (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 7,631	€ 7,820	€ 8,229
Deferred tax liabilities	2,674	2,145	€ 2,395
Deferred tax liabilities (assets) offset	(2,209)	(2,689)
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	724	1,044
Deferred tax liabilities	1,981	2,192
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	742	1,139
Deferred tax liabilities	1,307	1,168
Personnel commitments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,397	1,562
Deferred tax liabilities	19	35
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	895	1,079
Deferred tax liabilities	19	42
Investments in subsidiaries, associates and other shareholdings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6	4
Deferred tax liabilities	780	1,015
Inventories and receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	254	301
Deferred tax liabilities	185	53
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	572	746
Deferred tax liabilities	592	329
Total deferred tax assets for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,590	5,875
Deferred tax liabilities	4,883	4,834
Total temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 2,381	€ 3,186